[MANAGERS AMG FUNDS LOGO]

                          [ESSEX LOGO]
                   ESSEX AGGRESSIVE GROWTH FUND
           ------------------------------------------

                       SEMI-ANNUAL REPORT
                         APRIL 30, 2001

                  ESSEX AGGRESSIVE GROWTH FUND

                       SEMI-ANNUAL REPORT
                         APRIL 30, 2001
                          (unaudited)

                       TABLE OF CONTENTS

                                                           BEGINS ON PAGE
                                                           --------------
LETTER TO SHAREHOLDERS...........................................     1
SUMMARY OF INDUSTRY WEIGHTINGS AND TOP TEN HOLDINGS..............     2
SCHEDULE OF PORTFOLIO INVESTMENTS................................     3
  Detailed portfolio listings by security type and industry sector, as valued at April 30, 2001
FINANCIAL STATEMENTS:
  STATEMENT OF ASSETS AND LIABILITIES............................     6
  Fund balance sheet, net asset value (NAV) per share
  computation and cumulative undistributed amounts
  STATEMENT OF OPERATIONS........................................     7
  Detail of sources of income, Fund expenses, and realized
  and unrealized gains (losses) during the six months ended
  April 30, 2001
  STATEMENT OF CHANGES IN NET ASSETS.............................     8
  Detail of changes in Fund assets for the past two periods
FINANCIAL HIGHLIGHTS.............................................     9
  Historical net asset values per share, total returns,
  expense ratios, turnover ratios and net assets
NOTES TO FINANCIAL STATEMENTS....................................    10
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates


LETTER TO SHAREHOLDERS
---------------------------------------------------------------------
Dear Fellow Shareholder:

   The six months ended April 2001, have been among the most difficult for the stock market in more than a decade. The reason, it seems, is that the economy is going through a transition from an extended and, at times, rapid expansion to an outcome that is still quite uncertain. As can be expected, the stocks of companies previously demonstrating rapid growth in revenue and earnings have become quite volatile and have lost a fair amount of value while the markets seek to determine the future prospects for these businesses. This is especially true of companies within the technology and communications sectors, as fierce competition has destroyed some of the marginal competitors. Essex Aggressive Growth Fund has not been immune to this volatility, particularly in early 2001. For the six months ended April 30, 2001 the Fund returned -34.6% while the S&P (R)
500 Index returned -12.1% for the same period. Despite the recent performance, the Fund has been successful in that it has significantly outperformed its benchmarks during its short history. Since the Fund's inception, on November 1, 1999, it has provided an annualized return of 7.1% while the S&P 500 Index has returned -4.1% and the S&P/BARRA Growth Index has returned -14.7%.

   While the business cycle's transition will likely continue along with significant market volatility, the silver lining is that the current environment effectively acts to weed out excess competition and create a healthy foundation from which quality businesses can prosper. It is during these times that skilled portfolio managers can build portfolios that will reward us in the years to come. We remain confident that the management team at Essex has the skill and resources to accomplish that goal. To that end, the portfolio management team has restructured the portfolio over the past several months so that it is significantly more diversified than it was in early 2000. A detailed listing of the portfolio begins on page 3.

   I am pleased to report that the Managers AMG family of Funds has recently grown to four mutual funds. Information, including prospectuses on this or any of the Managers AMG Funds, is available on our internet website, www.managersamg.com. As always, we also post any news or other pertinent information about the Funds as soon as applicable.

   Should you have any questions about this report, or to receive a Prospectus for any of the Funds in our family, including fees and expenses, please contact us at 1-800-835-3879, or visit our website at www.managersamg.com. Read the Prospectus carefully before you invest.

   We thank you for your investment in Managers AMG Funds.

Sincerely,
/s/Peter M. Lebovitz
Peter M. Lebovitz
President
Managers AMG Funds

                  ESSEX AGGRESSIVE GROWTH FUND
                      APRIL 30, 2001
----------------------------------------------------------------
SUMMARY OF INDUSTRY WEIGHTINGS (unaudited)
----------------------------------------------------------------

                                                   PERCENTAGE OF
            MAJOR SECTORS                           NET ASSETS
            -------------                          -------------
            Utilities                                 25.5%
            Health Care                               24.3
            Information Technology                    23.2
            Industrials                               10.5
            Consumer Discretionary                     4.2
            Telecommunication Services                 4.1
            Financials                                 2.6
            Materials                                  1.9
            Energy                                     0.2
            Other                                      3.5

----------------------------------------------------------------
TOP TEN HOLDINGS (unaudited)
----------------------------------------------------------------

                                                   PERCENTAGE OF
            SECURITY NAME                           NET ASSETS
            -------------                          -------------
            Mirant Corp.                               6.0%
            Calpine Corp.                              4.6
            Medtronic, Inc.                            3.3
            Orion Power Holdings, Inc.                 3.2
            Microsoft Corp.                            3.2
            NRG Energy, Inc.                           3.1
            Kinder Morgan, Inc.                        3.0
            Brocade Communications Systems, Inc.       3.0
            Capstone Turbine Corp.                     2.8
            Northrup Grumman Corp.                     2.7

---------------------------------------------------------------
ESSEX AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
April 30, 2001
---------------------------------------------------------------

                                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS - 96.5%

CONSUMER DISCRETIONARY - 4.2%
Fox Entertainment Group, Inc. (1)          202,900     $ 4,656,555
Krispy Kreme Doughnuts, Inc. (1)            78,500       3,184,745
                                                      ------------
   TOTAL CONSUMER DISCRETIONARY                          7,841,300
                                                      ------------

ENERGY - 0.2%
Aquila, Inc. (1)                            12,650         383,422
                                                      ------------

FINANCIALS - 2.6%
American International Group, Inc.          59,050       4,830,290
                                                      ------------
HEALTH CARE - 24.3%
Affymetrix, Inc. (1)                        46,000       1,531,943
Amgen, Inc. (1)                             60,600       3,704,478
Becton, Dickinson & Co.                    149,000       4,820,150
Charles River Laboratories
  International, Inc. (1)                  200,000       4,960,000
Esperion Therapeutics, Inc. (1)            355,300 (3)   1,492,260
IVAX Corp. (1)                             118,600       4,749,930
Medtronic, Inc.                            138,300       6,168,180
Pfizer, Inc.                               100,700       4,360,310
Protein Design Labs, Inc. (1)               47,100       3,020,994
QLT Photo Therapeutics, Inc. (1)            80,330 (2)   2,151,237
Specialty Laboratories, Inc. (1)           138,700       4,632,580
XOMA Ltd. (1)                              292,500       3,258,450
                                                      ------------
   TOTAL HEALTH CARE                                    44,850,512
                                                      ------------

INDUSTRIALS - 10.5%
Capstone Turbine Corp. (1)                 176,000     $ 5,155,040
Caterpillar, Inc.                           75,200       3,775,040
Edison Schools, Inc. (1)                   194,000       3,724,800
Northrop Grumman Corp.                      55,600       5,017,900
Peco II, Inc. (1)                          169,700       1,691,909
                                                      ------------
   TOTAL INDUSTRIALS                                    19,364,689
                                                      ------------
INFORMATION TECHNOLOGY - 23.2%
BEA Systems, Inc. (1)                       47,900       1,952,088
Brocade Communications Systems, Inc. (1)   145,100       5,510,898
EMC Corp. (1)                               98,200       3,888,720
Homestore.Com, Inc. (1)                     54,500       1,768,852
i2 Technologies, Inc. (1)                  112,900       2,005,860
Intel Corp.                                123,900       3,829,749
Loudcloud, Inc. (1)                        435,900 (2)   2,567,451
Microsoft Corp. (1)                         86,300       5,845,962
Openwave Systems, Inc. (1)                 109,620       3,814,776

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
ESSEX AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
----------------------------------------------------------------

                                            SHARES         VALUE
----------------------------------------------------------------

INFORMATION TECHNOLOGY (continued)
Renaissance Learning, Inc. (1)             117,100     $ 4,275,321
VeriSign, Inc. (1)                          35,300       1,838,650
VERITAS Software Corp. (1)                  63,700       3,797,794
webMethods, Inc. (1)                        67,900       1,674,998
                                                      ------------
   TOTAL INFORMATION TECHNOLOGY                         42,771,119
                                                      ------------

MATERIALS - 1.9%
Praxair, Inc.                               74,000       3,502,420
                                                      ------------
TELECOMMUNICATION SERVICES - 4.1%
Quest Communications International, Inc. (1)96,000       3,926,400
Williams Communications Group, Inc. (1)     69,246         312,992
Worldcom, Inc. (1)                         180,000       3,283,200
                                                      ------------
   TOTAL TELECOMMUNICATION SERVICES                      7,522,592
                                                      ------------

UTILITIES - 25.5%
Calpine Corp. (1)                          150,000       8,548,500
Dynegy, Inc.                                74,100       4,286,685
Kinder Morgan, Inc.                         95,800       5,623,460
Mirant Corp. (1)                           273,643      11,164,631
NRG Energy, Inc. (1)                       157,950       5,646,713
Orion Power Holdings, Inc. (1)             181,700       5,850,740
Reliant Energy, Inc.                        50,100       2,458,372
William Cos., Inc., The                     84,200       3,550,714
                                                      ------------
   TOTAL UTILITIES                                      47,129,185
                                                      ------------

TOTAL COMMON STOCKS
 (cost $171,534,675)                                   178,196,159
                                                      ------------
SHORT-TERM INVESTMENTS - 8.5%
OTHER INVESTMENT COMPANIES - 5.8% (3)
J.P. Morgan Institutional
  Prime Money Market Fund, 4.73%         8,587,393       8,587,393
Navigator Securities Lending
  Prime Portfolio, 4.98% (4)             2,144,300       2,144,300
                                                      ------------
   TOTAL OTHER INVESTMENT COMPANIES                     10,731,693
                                                      ------------

REPURCHASE AGREEMENT - 2.7%
State Street Bank and Trust Co., dated
  4/30/01, due 5/01/01, 3.55%, total to  PRINCIPAL
  be received $4,966, 892 (secured by     AMOUNT
  $4,985,000 FNMA, 5.60%, due 8/01/03),  ---------
  at cost                               $4,966,402       4,966,402
                                                      ------------
   TOTAL SHORT-TERM INVESTMENTS
     (cost $15,698,095)                                 15,698,095
                                                      ------------

TOTAL INVESTMENTS - 105.0%
  (cost $187,232,770)                                  193,894,254
OTHER ASSETS, LESS LIABILITIES - (5.0)%                 (9,179,331)
                                                      ------------
NET ASSETS - 100.0%                                   $184,714,923
                                                      ============

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
ESSEX AGGRESSIVE GROWTH FUND
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
----------------------------------------------------------------

The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments on pages 3 and 4.

[FN]
Based on the approximate cost of investments of $187,232,770 for Federal income tax purposes at April 30, 2001, the aggregate gross unrealized appreciation and depreciation were $19,443,502 and $12,782,018, respectively, resulting in net unrealized appreciation of investments of $6,661,484.

 (1) Non-income-producing securities

 (2) Some or all of these shares, amounting to a market value of $2,228,578, or 1.2% of net assets, were out on loan to various brokers.

 (3) Yields shown for these investment companies represent the April 30, 2001, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

 (4) Collateral received from brokers for securities lending was invested in this short-term investment.

INVESTMENT ABBREVIATIONS:
FNMA:Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

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ESSEX AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (unaudited)
April 30, 2001
----------------------------------------------------------------

ASSETS:
  Investments at value                        $193,894,254
  Receivable for investments sold                9,305,183
  Receivable for Fund shares sold                  149,331
  Dividends, interest and other receivables         35,948
  Prepaid expenses                                  30,708
                                              ------------
    Total assets                               203,415,424
                                              ------------
LIABILITIES:
  Payable for investments purchased             16,100,455
  Payable upon return of securities loaned       2,144,300
  Payable for Fund shares repurchased              257,495
  Accrued expenses:
    Investment advisory and management fee         125,238
    Other                                           73,023
                                              ------------
    Total liabilities                           18,700,501
                                              ------------

NET ASSETS                                    $184,714,923
                                              ============

Shares outstanding                              16,674,529
                                              ============
Net asset value, offering and redemption
  price per share                                   $11.08
                                              ============
NET ASSETS REPRESENT:
  Paid-in capital                             $245,910,114
  Undistributed net investment income
    (loss)                                        (434,844)
  Accumulated net realized loss
    from investments                           (67,421,831)
  Net unrealized appreciation of
    investments                                  6,661,484
                                              ------------
NET ASSETS                                    $184,714,923
                                              ============

  Investments at cost                         $187,232,770
                                              ============

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
ESSEX AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS (unaudited)
For the six months ended April 30, 2001
----------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                           $     531,609
  Dividend income                                 344,604
  Securities lending fees                             481
                                             ------------
    Total investment income                       876,694
                                             ------------
EXPENSES:
  Investment advisory and management fees       1,192,307
  Custodian                                        43,135
  Transfer agent                                   37,960
  Professional fees                                24,957
  Registration fees                                15,070
  Trustees fees                                    12,965
  Insurance                                         3,354
  Miscellaneous                                     9,176
                                             ------------
    Total expenses before expense offsets       1,338,924
  Less: Expense reimbursement                     (22,823)
        Expense reduction                          (4,563)
                                             ------------
  Net expenses                                  1,311,538
                                             ------------
    Net investment income (loss)                 (434,844)
                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments            (60,904,145)
  Net unrealized depreciation
    of investments                            (57,414,369)
                                             ------------
  Net realized and unrealized loss           (118,318,514)
                                             ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(118,753,358)
                                             ============

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------
ESSEX AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2001, and for the fiscal year ended October 31, 2000
----------------------------------------------------------------

                                                APRIL 30, 2001
                                                  (unaudited)          OCTOBER 31, 2000
                                                --------------         ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss)                $   (434,844)             $ (1,217,292)
  Net realized loss on investments             (60,904,145)              (21,727,516)
  Net unrealized appreciation
    (depreciation) of investments              (57,414,369)               64,075,853
                                              ------------              ------------
    Net increase (decrease) in net assets
      resulting from operations               (118,753,358)               41,131,045
                                              ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                  35,836,818               371,914,762
  Cost of shares repurchased                   (64,950,809)              (80,563,535)
                                              ------------              ------------
    Net increase (decrease)from capital
      share transactions                       (29,113,991)              291,351,227
                                              ------------              ------------
      Total increase (decrease) in
        net assets                            (147,867,349)              332,482,272
                                              ------------              ------------
NET ASSETS:
  Beginning of period                          332,582,272                   100,000
                                              ------------
  End of period                               $184,714,923              $332,582,272
                                              ============              ============
End of period undistributed
  net investment income (loss)                $   (434,844)                   -
                                              ============              ============
------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Sale of shares                                 2,715,046                24,758,447
  Shares repurchased                            (5,674,538)               (5,134,426)
                                              ------------              ------------
    Net increase (decrease) in shares           (2,959,492)               19,624,021
                                              ------------              ------------

The accompanying notes are an integral part of these financial statements.

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ESSEX AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------

                                              FOR THE SIX MONTHS          FISCAL
                                             ENDED APRIL 30, 2001       YEAR ENDED
                                                 (unaudited)         OCTOBER 31, 2000
                                             --------------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  16.94                  $  10.00
                                              ------------              ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       (0.03)                    (0.06)
  Net realized and unrealized gain
    (loss) on investments                            (5.83)                     7.00
                                              ------------              ------------
    Total from investment operations                 (5.86)                     6.94
                                              ------------              ------------

NET ASSET VALUE, END OF PERIOD                    $  11.08                  $  16.94
                                              ============              ============
------------------------------------------------------------------------------------
Total Return (a)                                    (34.59)% (b)               69.40%
====================================================================================
Ratio of net expenses to average net assets           1.10% (c)                 1.10%
Ratio of net investment income (loss) to
  average net assets                                 (0.36)% (c)               (0.49)%
Portfolio turnover                                     124% (b)                  160%
Net assets at end of period (000's omitted)       $184,715                  $332,582
====================================================================================
Ratios absent expense offsets (d):
----------------------------------
Ratio of total expenses to average net assets          1.12% (c)                1.13%
Ratio of net investment income (loss)
  to average net assets                               (0.39)% (c)              (0.52)%
====================================================================================

[FN]
(a) Total return would have been less absent the expense offsets.
(b) Not annualized
(c) Annualized
(d) Ratio information assuming no reduction of Fund expenses.
     (See Notes to Financial Statements.)

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ESSEX AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (unaudited)
April 30, 2001
---------------------------------------------------------------
(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of four investment series, one of which, Essex Aggressive Growth Fund (the "Fund"), is included in this report.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)  VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b)  SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c)  INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------
The Fund has a "balance credit" agreement with the custodian bank whereby the Fund is credited with an interest factor equal to 75% of the nightly Fed Funds Rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended April 30, 2001, the custody expense was reduced,under this agreement by $4,563.

(d)  DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e)  FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)  CAPITAL LOSS CARRYOVERS
As of April 30, 2001, the Fund had an accumulated net realized capital loss carryover of $6,517,686. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008.

(g)  CAPITAL STOCK
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value.
The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2001, one unaffiliated shareholder, individually held 16% of the outstanding shares of the Fund.

(h)  REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2)  AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Essex Investment Management
Company, LLC ("Essex"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Fund is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least
October 31, 2001, to reimburse the Fund to the extent total annual operating expenses of the Fund exceed 1.10% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund's total operating expenses in any such future year to exceed 1.10% of the Fund's average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. For the period November 1, 1999 (commencement of operations), through April 30, 2001, the Investment Manager reimbursed the Fund $76,849.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $4,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

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NOTES TO FINANCIAL STATEMENTS (continued)
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The Fund has entered into a distribution agreement with MDI, to act as distributor of the Fund. The Fund has adopted a distribution plan to pay for the marketing of the Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees may authorize payments to MDI at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any fees to date.

(3)  PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2001, were $284,976,476 and $304,890,977, respectively. There were no purchases or sales of U.S. Government securities.

(4)  PORTFOLIO SECURITIES LOANED
The Fund may participate in a securities lending program providing for the lending of equity, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received, in the form of cash is invested temporarily in institutional money market funds by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.


                                  15
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[MANAGERS AMG FUNDS LOGO]

INVESTMENT MANAGER
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISOR
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey*
Edward J. Kaier
Eric Rakowski

*Interested Person

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompaniedby an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

           WWW.MANAGERSAMG.COM

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